Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock-Based Compensation
Stock-Based Compensation

(6)Stock-Based Compensation

Subsequent to the Original Combination, Liberty Broadband granted restricted stock units (“RSUs”) to certain employees of its subsidiaries under the Liberty Broadband 2019 Omnibus Incentive Plan, as amended, until its expiration on May 23, 2024 and then subsequently granted RSUs under the Liberty Broadband 2024 Omnibus Incentive Plan.

Holders of Liberty Broadband RSUs who provided services primarily or solely to GCI Liberty or its subsidiaries at the time of the Distribution, received RSUs that relate to Series C GCI Group common stock (“GLIBK”) in substitution for such Liberty Broadband RSUs. The number of shares of GLIBK subject to such substituted RSUs was determined in a manner to preserve the value of the Liberty Broadband RSUs outstanding prior to the Distribution.

Pursuant to the GCI Liberty, Inc. 2025 Omnibus Incentive Plan (the “2025 Plan”), the Company may grant to certain of its directors, employees and employees of its subsidiaries, RSUs and stock options to purchase a maximum of 5.0 million shares of GCI Group common stock (collectively, “Awards”).

The Company measures the cost of employee services received in exchange for an equity classified award (such as RSUs) based on the grant-date fair value (“GDFV”) of the Award, and recognizes that cost over the period during which the employee is required to provide service (usually the vesting period of the Award). The Company measures the cost of employee services received in exchange for a liability classified Award based on the current fair value of the Award, and re-measures the fair value of the Award at each reporting date. Awards generally vest over 1-5 years and have a term of 5 years. GCI Liberty issues new shares upon vesting of equity awards.

Included in selling, general and administrative expense in the accompanying condensed consolidated statements of operations are $2 million and $4 million of stock-based compensation during the three months ended September 30, 2025 and 2024, respectively, and $9 million and $11 million of stock-based compensation during the nine months ended September 30, 2025 and 2024, respectively.

Grants of Awards

RSUs granted during the nine months ended September 30, 2025 are summarized as follows:

	Nine months ended
	September 30, 2025
	RSUs	Weighted
	granted	average
	(000’s)	GDFV
GLIBK time-based RSUs, GCI employees(1)	105	$37.85
GLIBK performance-based RSUs, GCI employees(2)	59	$37.85
GLIBK performance-based RSUs, GCI Liberty CEO(3)	18	$37.85
(1)	Grants mainly vest between one and three years.
(2)	Grants vest in March 2026, subject to the satisfaction of certain performance objectives.
(3)	Grant vests in March 2026, subject to the satisfaction of certain performance objectives. Grant was made to the Company’s Chief Executive Officer (“CEO”) in connection with his Employment Agreement (as defined in note 8).

Performance objectives, which are subjective, are considered in determining the timing and amount of the compensation expense recognized. As the satisfaction of the performance objectives becomes probable, the Company records compensation expense. The value of the grant is re-measured at each reporting period.

During the nine months ended September 30, 2025, the Company granted 814 thousand options to purchase shares of GLIBK to the Company’s CEO in connection with his Employment Agreement. Such options had a GDFV of $12.35 per share at the time they were granted and vest one-third on each of December 31, 2026, 2027 and 2028. Also during the nine months ended September 30, 2025, the Company granted 33 thousand options to purchase shares of GLIBK to its non-employee directors. Such options had a weighted average GDFV of $11.53 per share and cliff vest on December 6, 2025.

The Company did not grant any options to purchase shares of Series A or Series B GCI Group common stock during the nine months ended September 30, 2025.

The Company calculates the GDFV for all of its equity classified options and the subsequent remeasurement of its liability classified options using the Black-Scholes Model. The Company estimates the expected term of the options based on historical exercise and forfeiture data. The volatility used in the calculation for options is based on the historical volatility of the corresponding series of its predecessor Liberty Broadband common stock and, when available, the implied volatility of publicly traded GCI Liberty options. The Company uses a zero-dividend rate and the risk-free rate for Treasury Bonds with a term similar to that of the subject options.

Outstanding Awards

The following table presents the number and weighted average GDFV of RSUs granted to employees of GCI Liberty.

		Weighted
	GLIBK	Average
	(amounts in thousands)	GDFV
RSUs outstanding at January 1, 2025	—	$—
Granted	182	$37.85
Vested	—	$—
Cancelled	(9)	$31.69
GCI Liberty Separation Adjustment	169	$29.08
RSUs outstanding at September 30, 2025	342	$33.66

As of September 30, 2025, there were no outstanding options to purchase shares of Series A or Series B GCI Group common stock. As of September 30, 2025, 847 thousand GLIBK options remained outstanding at a weighted average exercise price of $37.85, a weighted average remaining contractual life of 4.9 years and an aggregate intrinsic value of zero.

As of September 30, 2025, the total unrecognized compensation cost related to unvested Awards was approximately $16 million. Such amount will be recognized in the Company’s consolidated statements of operations over a weighted average period of 2.4 years.

As of September 30, 2025, GCI Liberty reserved 847 thousand shares of GLIBK for issuance under exercise privileges of outstanding stock options.

(9)Stock-Based Compensation

Subsequent to the Original Combination, Liberty Broadband granted RSUs to certain employees of its subsidiaries under the Liberty Broadband 2019 Omnibus Incentive Plan, as amended, until its expiration on May 23, 2024 and then subsequently grants RSUs under the Liberty Broadband 2024 Omnibus Incentive Plan. The Company measures the cost of employee services received in exchange for an equity classified Award (such as RSUs) based on the grant-date fair value (“GDFV”) of the Award, and recognizes that cost over the period during which the employee is required to provide service (usually the vesting period of the Award). The Company measures the cost of employee services received in exchange for a liability classified Award based on the current fair value of the Award, and re-measures the fair value of the Award at each reporting date. Awards generally vest over 1-5 years. Liberty Broadband issues new shares upon vesting of equity awards.

Restricted Stock Units

During the years ended December 31, 2024 and 2023, the Company granted 96 thousand and 160 thousand Series C Liberty Broadband common stock (“LBRDK”) RSUs, respectively, with a weighted average GDFV of $57.07 per share and $86.62 per share, respectively, to subsidiary employees. As of December 31, 2024, the total unrecognized compensation cost related to unvested Awards was approximately $9 million. Such amount will be recognized in the Company’s combined statements of operations over a weighted average period of approximately one year.

The following table presents the number and weighted average GDFV of RSUs granted to employees of GCI Holdings.

		Weighted
	Series C	Average
	(000’s)	GDFV
RSUs outstanding at December 31, 2023	298	$105.81
Granted	96	$57.07
Vested	(106)	$91.32
Cancelled	(33)	$101.94
RSUs outstanding at December 31, 2024	255	$93.95

The aggregate fair value of all RSUs that vested during the years ended December 31, 2024 and 2023 was $9 million and $10 million, respectively.